CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of RMB112,142, RMB1,038,004 and RMB594,859 for the years ended December 31, 2021, 2022 and 2023, respectively)	¥ 38,418,915	$ 5,411,191	¥ 35,376,996	¥ 30,405,839
Cost of revenues (including related party cost of revenues of RMB401,954, RMB797,256 and RMB1,352,964 for the years ended December 31, 2021, 2022 and 2023, respectively)	(26,756,389)	(3,768,559)	(26,337,721)	(23,816,462)
Gross profit	11,662,526	1,642,632	9,039,275	6,589,377
Operating (expenses)/income
Selling, general and administrative	(2,425,253)	(341,590)	(2,077,372)	(1,875,869)
Other operating income, net	770,651	108,544	774,578	789,503
Total operating expenses	(1,654,602)	(233,046)	(1,302,794)	(1,086,366)
Income from operations	10,007,924	1,409,586	7,736,481	5,503,011
Other income/(expenses)
Interest income	706,765	99,546	503,722	363,890
Interest expense	(289,533)	(40,780)	(190,521)	(126,503)
Gain from fair value changes of financial instruments	164,517	23,172	46,246	52,909
Gain on disposal of equity investees and subsidiaries and others	5,485	773	69,598	2,357
Impairment of investment in equity investees | ¥			(26,328)
Foreign currency exchange (loss)/gain	93,543	13,175	147,254	(56,467)
Income before income tax and share of loss in equity method investments	10,688,701	1,505,472	8,286,452	5,739,197
Income tax expense	(1,938,600)	(273,046)	(1,633,330)	(1,005,451)
Share of (loss)/gain in equity method investments	4,356	614	5,844	(32,419)
Net income	8,754,457	1,233,040	6,658,966	4,701,327
Net loss/(income) attributable to non-controlling interests	(5,453)	(768)	150,090	53,500
Net income attributable to ZTO Express (Cayman) Inc.	8,749,004	1,232,272	6,809,056	4,754,827
Net income attributable to ordinary shareholders	¥ 8,749,004	$ 1,232,272	¥ 6,809,056	¥ 4,754,827
Net earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 10.83	$ 1.53	¥ 8.41	¥ 5.80
Diluted | (per share)	¥ 10.60	$ 1.49	¥ 8.36	¥ 5.80
Weighted average shares used in calculating net earnings per ordinary share
Basic	807,739,616	807,739,616	809,442,862	819,961,265
Diluted	838,948,683	838,948,683	820,273,531	819,961,265
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	¥ (104,052)	$ (14,655)	¥ 155,432	¥ (146,533)
Comprehensive income	8,650,405	1,218,385	6,814,398	4,554,794
Comprehensive loss/(income) attributable to non-controlling interests	(5,453)	(768)	150,090	53,500
Comprehensive income attributable to ZTO Express (Cayman) Inc.	¥ 8,644,952	$ 1,217,617	¥ 6,964,488	¥ 4,608,294